Inventories	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Inventories
7.	Inventories
Inventories are comprised of the following:

	Yen in millions
	March 31
	2024	2025
Finished products	1,028,359	837,759
Work in process	314,020	314,011
Raw materials, purchased components and supplies	176,265	159,000

Inventories	1,518,644	1,310,770

For the fiscal years ended March 31, 2023, 2024 and 2025 the write-downs of inventories were 110,901 million yen, 117,633 million yen and 107,164 million yen, respectively.
For the fiscal years ended March 31, 2023, 2024 and 2025 the amounts of inventories expensed and included in cost of sales were 3,317,553 million yen, 3,635,969 million yen and 3,630,110 million yen, respectively. Included within these amounts for the fiscal years ended March 31, 2023, 2024 and 2025 were employee benefits expenses of 238,133 million yen, 307,041 million yen and 309,934 million yen, respectively, and depreciation and amortization expenses of 189,230 million yen, 287,798 million yen and 335,829 million yen, respectively. Other cost of sales mainly consists of material costs, subcontractor costs and other professional service fees.